Filed with the U.S. Securities and Exchange Commission on April 20, 2015

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 653	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 655	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6611

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on __________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[x]	on June 28, 2015 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 653 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed for the purpose of adding a principal investment strategy to, and adding audited financial statements and certain related financial information for the fiscal year ended February 28, 2015, for the Trust’s series: Pzena Mid Cap Focused Value Fund, Pzena Emerging Markets Focused Value Fund and Pzena Long/Short Value Fund.

Subject to Completion—Dated April 20, 2015

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

PZENA MID CAP FOCUSED VALUE FUND
Investor Class PZVMX
Institutional Class PZIMX

PZENA EMERGING MARKETS FOCUSED VALUE FUND
Investor Class PZVEX
Institutional Class PZIEX

PZENA LONG/SHORT VALUE FUND
Investor Class PZVLX
Institutional Class PZILX

Each Fund is a series of Advisors Series Trust (the “Trust”).

June 28, 2015

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

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2

SUMMARY SECTION

Pzena Mid Cap Focused Value Fund

Investment Objective
The Pzena Mid Cap Focused Value Fund (the “Mid Cap Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.

SHAREHOLDER FEES (fees paid directly from your investment)		Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)		1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.00%
Other Expenses (includes Shareholder Servicing Plan Fee)		[ ]%	[ ]%
Shareholder Servicing Plan Fee	0.10%		0.00%
Total Annual Fund Operating Expenses		[ ]%	[ ]%
Less: Fee Waiver and Expense Reimbursement(1)		[ ]%	[ ]%
Net Annual Fund Operating Expenses		[ ]%	[ ]%
(1)
Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.35% of average daily net assets of the Investor Class shares and 1.00% of average daily net assets of the Institutional Class shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least June 27, 2016, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$[ ]	$[ ]	$[ ]	$[ ]
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover.   The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period (March 31, 2014 through February 28, 2015), the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

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Principal Investment Strategies
Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “mid-cap” companies.  The Fund defines a “mid-cap” company as an issuer whose market capitalization falls between the 201st to 1,200th largest market capitalization of U.S. listed, publicly traded companies as determined by the Adviser from publicly available data sources at the time of purchase (“mid cap companies”).  As of May 31, 2015, the market capitalization of these mid-cap companies according to such publicly available data sources ranged from $[   ] billion to $[   ] billion.  In managing the Fund’s assets, the Adviser will follow a classic value strategy.  The Fund’s portfolio will generally consist of 30 to 40 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research.  The Fund seeks to invest in mid cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects.  Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign companies that are traded on U.S. exchanges.  The Fund may also invest in real estate investment trusts (“REITs”).

In evaluating an investment for purchase by the Mid Cap Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, and the experience and competence of management, among other factors.  The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe.  The Adviser sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The Mid Cap Fund may also make short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Mid Cap Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The value of the Mid Cap Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•
Management Risk.  The Mid Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Risk.  The equity securities held by the Mid Cap Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  Equity securities generally have greater price volatility than fixed income securities.

•
Foreign Securities Risk.  Foreign securities are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid than U.S. securities, which could affect the Fund’s investments.  Foreign securities may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

•
Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Mid Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

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•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Mid Cap Fund at quoted market prices.

•
Mid Cap Company Risk.  A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies.  These stocks present greater risks than securities of larger, more diversified companies.

•
Value Style Investing Risk.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Mid Cap Fund may underperform other funds that use different investing styles.

•
Real Estate Investment Trust (REIT) Risk.  Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

•
Newer Fund Risk. The Mid Cap Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Mid Cap Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Management
Investment Adviser.  Pzena Investment Management, LLC is the Mid Cap Fund’s investment adviser.

Portfolio Managers.   Mr. Richard Pzena (Founder, Chief Executive Officer and Co-Chief Investment Officer), Mr. Manoj Tandon (Principal and Co-Director of Research) and Mr. Eli Rabinowich (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Mid Cap Fund’s portfolio.  Messrs. Pzena, Tandon and Rabinowich have managed the Fund since its inception in 2014.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Mid Cap Fund shares on any business day by written request via mail (Pzena Mid Cap Focused Value Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-844-796-1996 (844-PZN-1996), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$1,000	$100
Institutional Class	$1,000,000	Any Amount

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Tax Information
The Mid Cap Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Mid Cap Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

Pzena Emerging Markets Focused Value Fund

Investment Objective
The Pzena Emerging Markets Focused Value Fund (the “Emerging Markets Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

SHAREHOLDER FEES (fees paid directly from your investment)		Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)		1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.00%
Other Expenses (includes Shareholder Servicing Plan Fee)		[ ]%	[ ]%
Shareholder Servicing Plan Fee	0.10%	0.00%
Total Annual Fund Operating Expenses		[ ]%	[ ]%
Less: Fee Waiver and Expense Reimbursement(1)		[ ]%	[ ]%
Net Annual Fund Operating Expenses		[ ]%	[ ]%
(1)
Pzena Investment Management, LLC (the “Adviser” has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.75% of average daily net assets of the Investor Class shares and 1.40% of average daily net assets of the Institutional Class shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least June 27, 2016, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$[ ]	$[ ]	$[ ]	$[ ]
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover.  The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period (March 31, 2014 through February 28, 2015), the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

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Principal Investment Strategies
Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in emerging market countries. Emerging market companies are generally located in, or operating within, newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe.  This includes companies located in, or primarily operating from, countries in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and MSCI Frontier Emerging Markets Index.  In managing the Fund’s assets, the Adviser will follow a classic value strategy and will look to invest in companies whose market capitalization is primarily among the 1,500 largest emerging markets companies as determined by the Adviser from publicly available data sources at the time of purchase.  The Fund’s portfolio will generally consist of 40 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research.  The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects.  The Fund may also invest in participation notes (“P-Notes”) as a primary investment strategy.  P-Notes are a type of equity-linked derivative which generally are traded over-the-counter.  The Fund may also invest in real estate investment trusts (“REITs”).

In evaluating an investment for purchase by the Emerging Markets Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, and the experience and competence of management, among other factors.  The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe.  The Adviser sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The Emerging Markets Fund may also make short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The value of the Emerging Market Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•
Management Risk.  The Emerging Markets Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Risk.  The equity securities held by the Emerging Markets Fund may experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities generally have greater price volatility than fixed income securities.

•
Foreign Securities Risk.  Foreign securities are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
Emerging Markets Risk.  Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

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•
Currency Risk.  Changes in foreign currency exchange rates will affect the value of what the Emerging Markets Fund owns and the Fund’s share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets and the risk is especially high in emerging markets.

•
Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Emerging Market Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Emerging Markets Fund at quoted market prices.

•
Value Style Investing Risk.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Emerging Markets Fund may underperform other funds that use different investing styles.

•
P-Note Risk.  Even though a P-Note is intended to reflect the performance of the underlying equity security, the performance of a P-Note will not replicate exactly the performance of the issuers or markets that the P-Note seeks to replicate due to transaction costs and other expenses.  In addition, P-Notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the P-Notes will not fulfill its contractual obligation to complete the transaction with the Fund.

•
Real Estate Investment Trust (REIT) Risk.  Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

•
Newer Fund Risk. The Emerging Markets Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Emerging Markets Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Management
Investment Adviser.  Pzena Investment Management, LLC is the Emerging Markets Fund’s investment adviser.

Portfolio Managers.   Mr. John Goetz (President and Co-Chief Investment Officer), Ms. Allison Fisch (Portfolio Manager), Ms. Caroline Cai (Portfolio Manager) and Mr. Rakesh Bordia (Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Emerging Markets Fund’s portfolio.  Mr. Goetz, Ms. Fisch and Ms. Cai have managed the Fund since its inception in March 2014 and Mr. Bordia has managed the Fund since April 2015.

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Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Emerging Market Fund shares on any business day by written request via mail (Pzena Emerging Markets Focused Value Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-844-796-1996 (844-PZN-1996), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$1,000	$100
Institutional Class	$1,000,000	Any Amount

Tax Information
The Emerging Markets Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Emerging Markets Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

Pzena Long/Short Value Fund

Investment Objective
The Pzena Long/Short Value Fund (the “Long/Short Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Fund.

SHAREHOLDER FEES (fees paid directly from your investment)		Investor Class		Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)		1.00%		1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.50%		1.50%
Distribution and Service (Rule 12b-1) Fees		0.25%		0.00%
Other Expenses (includes Shareholder Servicing Plan Fee and Interest Expense and Dividends on Securities Sold Short)		[ ]%		[ ]%
Shareholder Servicing Plan Fee	0.10%		0.00%
Interest Expense and Dividends on Securities Sold Short	[ ]%		[ ]%
Total Annual Fund Operating ExpensesOK		[ ]%		[ ]%
Less: Fee Waiver and Expense Reimbursement(1)		[ ]%		[ ]%
Net Annual Fund Operating Expenses		[ ]%		[ ]%
(1)
Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 2.10% of average daily net assets of the Investor Class shares and 1.75% of average daily net assets of the Institutional Class shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least June 27, 2016, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Long/Short Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$[ ]	$[ ]	$[ ]	$[ ]
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover.   The Long/Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  The Adviser expects that the Fund’s active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of 100% on an annual basis.  During the most recent fiscal period (March 31, 2014 through February 28, 2015), the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

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Principal Investment Strategies
Under normal market conditions, the Long/Short Fund seeks to achieve long-term capital appreciation through long positions in securities priced below, and short positions in securities priced above, the Adviser’s estimate of long-term earnings power.  The Fund invests primarily in publicly traded equity securities.  The Fund primarily invests in U.S. listed companies among the largest 1,000 ranked companies by market capitalization, including up to 20% of its net assets in shares of foreign companies that trade on U.S. exchanges.  The Fund may also invest in real estate investment trusts (“REITs”).

The Long/Short Fund makes long and short investments in a diversified portfolio of primarily common stocks.  In managing the Fund’s assets, the Adviser will follow a classic value strategy.  The Fund invests in stocks following a research-driven, bottom-up and quantitative security selection process.  The Fund’s long positions are stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects.  The short portfolio will be a broadly diversified basket of stocks that the Adviser believes to be expensive relative to their earnings history.   On average, the Fund is 110% long and 60% short, for a net long position of 50%.

In evaluating an investment for purchase by the Long/Short Fund, the Adviser focuses on the company’s earnings history, underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, and the experience and competence of management, among other factors.  The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe.  The Adviser sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The Long/Short Fund expects to engage in frequent trading of the Fund’s portfolio securities.

The Long/Short Fund may also make short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Long/Short Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The value of the Long/Short Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•
Management Risk.  The Long/Short Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Risk.  The equity securities held by the Long/Short Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  Equity securities generally have greater price volatility than fixed income securities.

•
Foreign Securities Risk.  Foreign securities are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid than U.S. securities, which could affect the Long/Short Fund’s investments.  Foreign securities may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

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•
Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Long/Short Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Long/Short Fund at quoted market prices.

•
Value Style Investing Risk.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Long/Short Fund may underperform other funds that use different investing styles.

•
Short Sales Risk.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Long/Short Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Real Estate Investment Trust (REIT) Risk.  Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

•
Newer Fund Risk. The Long/Short Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Long/Short Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Management
Investment Adviser.  Pzena Investment Management, LLC is the Long/Short Fund’s investment adviser.

Portfolio Managers.   Mr. TVR Murti (Portfolio Manager), Mr. Eli Rabinowich (Portfolio Manager) and Mr. Manoj Tandon (Principal, Co-Director of Research and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Long/Short Fund’s portfolio.  Messrs. Murti and Rabinowich have managed the Fund since its inception in March 2014, and Mr. Tandon has managed the Fund since July 2014.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Long/Short Fund shares on any business day by written request via mail (Pzena Long/Short Value Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-844-796-1996 (844-PZN-1996), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

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Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$1,000	$100
Institutional Class	$1,000,000	Any Amount

Tax Information
The Long/Short Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Long/Short Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS, AND
DISCLOSURE OF PORTFOLIO HOLDINGS

Principal Investment Strategies

Mid Cap Fund

Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “mid-cap” companies.  The Fund defines a “mid-cap” company as an issuer whose market capitalization falls between the 201st to 1,200th largest market capitalization of U.S. listed, publicly traded companies as determined by the Adviser from publicly available data sources at the time of purchase (“mid-cap companies”).  As of May 31, 2015, the market capitalization of these mid-cap companies according to such publicly available data sources ranged from $[  ] billion to $[  ] billion.  The Fund’s portfolio will generally consist of 30 to 40 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research.  The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects.  Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign companies that are traded on U.S. exchanges.  The Fund may also invest in real estate investment trusts (“REITs”).  In evaluating an investment by the Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, and the experience and competence of management, among other factors.

In the Adviser’s opinion, normal earnings provide the most accurate measure for evaluating a company’s prospects by smoothing out extreme high and low periods of performance, and thus this is the measure on which the Adviser focuses.  Securities considered for investment will typically include companies undergoing temporary stress in the present business environment but where the Adviser judges there is a management plan or other mechanism by which earnings can be restored to the normal level.   Furthermore, the Adviser seeks companies with attributes that provide downside valuation protection such as trough levels of cash flow and liquidation value.

The Mid Cap Fund will provide at least 60 days’ prior written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in the type of investments suggested by the Fund’s name.

Emerging Markets Fund

Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of the 1,500 largest companies located in emerging market countries based on market capitalization as determined by the Adviser from publicly available data sources at the time of purchase.  Emerging market companies are generally located in, or operating within, newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe.  This includes companies located in, or primarily operating from, countries in the Morgan Stanley International Emerging Markets Index and Morgan Stanley Capital International Frontier Markets Index.  The Fund’s portfolio will generally consist of 40 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research.  The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects.  The Fund may also invest in participation notes (“P-Notes”) as a primary investment strategy.  P-Notes are a type of equity-linked derivative which generally are traded over-the-counter.  The Fund may also invest in real estate investment trusts (“REITs”).  In evaluating an investment by the Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, and the experience and competence of management, among other factors.

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In the Adviser’s opinion, normal earnings provide the most accurate measure for evaluating a company’s prospects by smoothing out extreme high and low periods of performance, and thus this is the measure on which the Adviser focuses.  Securities considered for investment will typically include companies undergoing temporary stress in the present business environment but where the Adviser judges there is a management plan or other mechanism by which earnings can be restored to the normal level.  Furthermore, the Adviser seeks companies with attributes that provide downside valuation protection such as trough levels of cash flow and liquidation value.

The Emerging Markets Fund will provide at least 60 days’ prior written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in the type of investments suggested by the Fund’s name.

Long/Short Fund

Under normal market conditions, the Long/Short Fund’s investment objective is to achieve long-term capital appreciation through long positions in securities priced below, and short positions in securities priced above the Adviser’s estimate of long-term earnings power.  The Fund invests primarily in U.S. listed publicly traded equity securities.  The Fund may also invest in real estate investment trusts (“REITs”).

In the Adviser’s opinion, normal earnings provide the most accurate measure for evaluating a company’s prospects by smoothing out extreme high and low periods of performance, and thus this is the measure on which the Adviser focuses.  Securities considered for long investments will typically include companies undergoing temporary stress in the present business environment but where the Adviser judges there is a management plan or other mechanism by which earnings can be restored to the normal level.  Furthermore, the Adviser seeks companies with attributes that provide downside valuation protection such as trough levels of cash flow and liquidation value.  Short positions will be in securities that the Adviser believes are priced high relative to their estimate of normal earnings.  On average, the Long/Short Fund is 110% long and 60% short, for a net long position of 50%.

The Long/Short Fund makes long and short investments in a diversified portfolio of primarily common stocks.  The Fund invests in stocks following a research-driven, bottom-up and quantitative security selection process.  The Fund’s long positions are stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects.  The short portfolio will be a broadly diversified basket of stocks that the Adviser believes to be expensive relative to their earnings history.  In evaluating an investment by the Fund, the Adviser focuses on the company’s earnings history, underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, and the experience and competence of management, among other factors.  The Adviser expects that the Fund’s active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Strategies Common to the Funds
The Funds primarily invest in common stocks and may also invest in preferred stocks, rights, warrants and convertible securities.  From time to time, each Fund may be invested in securities of companies in the same economic sector.

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Foreign Securities.  Each Fund may make significant investments in foreign securities.  The Emerging Markets Fund invests in emerging markets.  The Mid Cap Fund and Long/Short Fund invest primarily in domestic U.S. securities including securities in any U.S. index, but reserve the right to invest up to 20% of their net assets in ADRs or dollar-denominated foreign securities.  The Adviser includes as a U.S. issuer a company that maintains its principal place of business in the United States; has at least 50% of its assets, revenues or earnings in the United States; or is listed on a U.S. exchange or included in a U.S. index.

Value-Style Investing.  The Adviser employs a classic value investment approach for the Funds, i.e., constructing portfolios of securities that are undervalued relative to their long-term earnings power.  The Adviser’s investment philosophy is to buy good businesses when they go on sale.  The Adviser generally seeks to invest in companies with the following characteristics:

•	low price relative to the company’s normal earnings power;
•	current earnings are below normal;
•	management has a sound plan for earnings recovery;
•	the business has a history of earning attractive long-term returns; and
•	there appears to be tangible downside protection.

The Adviser follows the same research and investment process for each of the Funds.  The Adviser begins by screening the investments with a proprietary computer model to identify the deepest value portion of the investment universe, which becomes the focus of the Adviser’s research efforts.  After screening, the Adviser conducts intensive fundamental research to understand the earnings power of the business, the obstacles that it faces, and its plans for recovery.  The Adviser’s portfolio managers and in-house research analysts draw on diverse sources of information such as company reports, research from brokers or investment firms, press releases, prospectuses, U.S. Securities and Exchange Commission filings, financial and trade newspapers and magazines, government and trade association data, scholarly journals, on-line quotation services and databases compiled by government agencies and others, and meetings with management, suppliers, clients, competitors and industry consultants.  After completing the initial screening, the Adviser performs rigorous, in-depth analysis that often includes discussions with senior company management and/or onsite visits.  Following the research process, a three-person portfolio management team makes the final investment decisions for each Fund.  The Adviser builds portfolios without regard to benchmarks.  After an investment is made, there is ongoing evaluation, as the Adviser continuously monitors and evaluates each investment to assess new information.

The Adviser’s sell discipline is guided by the same ranking system with which the Adviser originally screens the investment universe.  The Adviser sells a security when it reaches the midpoint of its proprietary screening model which the Adviser judges to be “fair value,” there are more attractive opportunities, or there is a change in company fundamentals.

Temporary or Cash Investments. Under normal market conditions, the Funds stay fully invested according to their principal investment strategies as noted above.  The Funds, however, may temporarily depart from their principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions.  This may result in the Funds not achieving their investment objectives during that period.

There is no guarantee that the Funds will achieve their investment objectives.  In addition, for longer periods of time, each Fund may hold a substantial cash position.  If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent they would have if the Funds had been more fully invested.  To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

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Principal Risks

There is the risk that you could lose money by investing in the Funds.  The value of your investment in the Funds will fluctuate as the stocks in the Funds’ portfolios change in price.  The prices of the stocks the Adviser selects may decrease in value.  Also, the stock market may decline suddenly, and for extended periods, adversely affecting the prices of the stocks held by the Funds.

By themselves, the Funds are not complete, balanced investment plans and the success of the Funds cannot be predicted.

Risks Common to the Funds

Market Risk.  The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings.  Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments.  The value of the Funds’ shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Funds, and you could lose money.

Management Risk.   The Funds are actively managed investment portfolios and because they rely on the Adviser’s ability to pursue the Funds’ goals.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.  The Adviser does not seek to replicate the performance of any index.  Notwithstanding its benchmark, each Fund may invest in securities not included in its benchmarks or hold securities in very different proportions than its benchmarks.  To the extent a Fund invests in those securities, the Fund’s performance depends on the ability of the Adviser to choose securities that perform better than securities that are included in the benchmark.  Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Equity Risk.  The risks that could affect the value of a Funds’ shares and the total return on your investment include the possibility that the equity securities held by the Funds will experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Foreign Securities Risk.   Investments in foreign securities are subject to special risks.  Each Fund’s returns and net asset value (“NAV”) may be affected by several factors, including those described below.

Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Funds’ investments.  The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Funds’ investments.

Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

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Sector Emphasis Risk.  The Adviser’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Funds investing significant amounts of their portfolios in securities of issuers principally engaged in the same or related businesses.  Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses.  Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Funds’ portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of a Fund’s portfolio.

Liquidity Risk.  Liquidity risk exists when the market for particular securities or types of securities is or becomes relatively illiquid so that Funds are unable, or it becomes more difficult for Funds, to sell the security at the price at which the Funds have valued the security.  Illiquidity may result from political, economic or issuer specific events or overall market disruptions.  Securities with reduced liquidity or that become illiquid involve greater risk than securities with more liquid markets.  Market quotations for illiquid securities may be volatile and/or subject to large spreads between bid and ask prices.  Reduced liquidity may have an adverse impact on market price and the Funds’ abilities to sell particular securities when necessary to meet the Funds’ liquidity needs or in response to a specific economic event.  To the extent that the Funds and their affiliates hold a significant portion of the issuer’s outstanding securities, the Funds may be subject to greater liquidity risk than if the issuer’s securities were more widely held.

Value Style Investing Risk.  Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what an Adviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth.  The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Adviser to be under-priced or that the market may never come to recognize their fundamental value.  A value stock may not increase in price, as anticipated by the Adviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies.  A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under-perform growth stocks.

Real Estate Investment Trust (REIT) Risk.   Investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.  REITs are subject to complex tax qualification and compliance rules.  In addition, REITs have their own expenses, and the Funds will bear a proportionate share of those expenses.

Newer Fund Risk. There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Funds.  Liquidation of the Funds can be initiated without shareholder approval by the Board of Trustees if it determines it is in the best interest of shareholders.  As a result, the timing of any Funds’ liquidation may not be favorable to certain individual shareholders.

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Risk Specific to Mid Cap Fund

Mid Cap Company Risk. Investing in securities of mid cap companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes.  Smaller companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals.  Securities of these companies may have limited market liquidity and their prices may be more volatile.  These stocks present greater risks than securities of larger, more diversified companies.

Risks Specific to Emerging Markets Fund

Emerging Markets Risk. The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets.  These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.  Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Currency Risk.   When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars.  In purchasing or selling local currency to execute transactions on foreign exchanges, the Fund is exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings.  Some countries have, and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.  In addition, a country may impose formal or informal currency exchange controls.  These controls may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could undermine the value of the Fund’s portfolio holdings and potentially place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging and frontier market countries than in developed market countries.

P-Note Risk.   Even though a P-Note is intended to reflect the performance of the underlying equity security, the performance of a P-Note will not replicate exactly the performance of the issuers or markets that the P-Note seeks to replicate due to transaction costs and other expenses.  Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities.  In addition, P-Notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the P-Notes will not fulfill its contractual obligation to complete the transaction with the Fund.

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Risks Specific to Long/Short Fund

Short Sales Risk.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Long/Short Fund’s performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities are available in the Funds’ Statement of Additional Information (“SAI”).  Currently, disclosure of the Funds’ holdings are required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports are available by contacting the Pzena Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-844-796-1996 (844-PZN-1996) and on the SEC’s website at www.sec.gov.  A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.

MANAGEMENT OF THE FUNDS

Investment Adviser

Pzena Investment Management, LLC is the Funds’ investment adviser and provides discretionary investment advisory services to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust (the “Advisory Agreement”).  The Adviser’s address is 320 Park Avenue, 8th Floor, New York, New York 10022.  The Adviser has provided investment advisory services to individual and institutional accounts since 1996.

The Adviser provides the Funds with advice on buying and selling securities.  The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds.  For its services in relation to the Funds, the Adviser is entitled to receive an annual management fee, calculated daily and payable monthly, as follows:

Mid Cap Fund	0.80%
Emerging Markets Fund	1.00%
Long/Short Fund	1.50%

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For the fiscal period ended February 28, 2015, the Adviser received management fees of [   ]% of the Mid Cap Fund’s average daily net assets, net of waivers, management fees of [   ]% of the Emerging Markets Fund’s average daily net assets, net of waivers, and management fees of [   ]% of the Long/Short Fund’s .

A discussion regarding the basis for the Board’s approval of the Advisory Agreement is available in the Funds’ semi-annual report for the period ending August 31, 2014.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Portfolio Managers

Mid Cap Fund

Richard Pzena, Chief Executive Officer (“CEO”) and Co-Chief Investment Officer
Mr. Pzena founded the Adviser in 1995 and currently serves as CEO and Co-Chief Investment Officer for the Adviser.  Mr. Pzena has worked in the investment management industry since 1986.  Additionally, Mr. Pzena has co-managed the Mid Cap Focused Value strategy for the Adviser since the strategy’s inception in 1998.  Mr. Pzena holds a B.S., summa cum laude, and an M.B.A. from the Wharton School of the University of Pennsylvania.

Manoj Tandon, Co-Director of Research
Mr. Tandon joined the Adviser in 2002 and currently serves as Co-Director of Research for the Adviser.  Mr. Tandon has co-managed the Mid Cap Focused Value strategy for the Adviser since 2005.  Mr. Tandon holds a Bachelor of Technology in Chemical Engineering from the Indian Institute of Technology in New Delhi, India, a Ph.D. in Chemical Engineering from the University of Virginia and an M.B.A. from New York University.

Eli Rabinowich, Portfolio Manager
Mr. Rabinowich joined the Adviser in 2004 and currently serves as a Portfolio Manager for the Adviser.  Mr. Rabinowich has co-managed the Mid Cap Focused Value strategy for the Adviser since 2012.  Mr. Rabinowich holds a B.S., summa cum laude, from the Sy Syms School of Business at Yeshiva University and an M.B.A. from Columbia Business School.

Emerging Markets Fund

John Goetz, President and Co-Chief Investment Officer
Mr. Goetz joined the Adviser in 1996 and currently serves as President and Co-Chief Investment Officer for the Adviser.  Mr. Goetz has co-managed the Emerging Markets Focused Value strategy for the Adviser since its inception in 2008.  Mr. Goetz holds a B.A., summa cum laude, in Mathematics and Economics from Wheaton College and an M.B.A. from the Kellogg School of Management at Northwestern University.

Allison Fisch, Portfolio Manager
Ms. Fisch joined the Adviser in 2001 and currently serves as a Portfolio Manager for the Adviser.  Ms. Fisch has co-managed the Emerging Markets Focused Value strategy for the Adviser since its inception in 2008.  Ms. Fisch holds a B.A., summa cum laude, in Psychology and a minor in Drama from Dartmouth College.

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Caroline Cai, Portfolio Manager
Ms. Cai joined in the Adviser in 2004 and currently serves as a Portfolio Manager for the Adviser.  Ms. Cai has co-managed the Emerging Markets Focused Value strategy for the Adviser since 2009.  Ms. Cai holds a B.A., summa cum laude, in Mathematics and Economics from Bryn Mawr College and is a Chartered Financial Analyst.

Rakesh Bordia, Portfolio Manager
Mr. Bordia joined the Adviser in 2007 and currently serves as a Portfolio Manager for the Adviser.  Mr. Bordia has co-managed the Emerging Markets Focused Value strategy for the Adviser since April 2015.  Mr. Bordia has a Bachelor of Technology in Computer Science and Engineering from the Indian Institute of Technology, Kanpur, India and an M.B.A. from the Indian Institute of Management, Ahmedabad, India.

Long/Short Fund

Eli Rabinowich, Portfolio Manager
Mr. Rabinowich joined the Adviser in 2004 and currently serves as a Portfolio Manager for the Adviser.  Mr. Rabinowich has co-managed the Long/Short Value strategy for the Adviser since its inception in 2013.  Mr. Rabinowich holds a B.S., summa cum laude, from the Sy Syms School of Business at Yeshiva University and an M.B.A. from Columbia Business School.

TVR Murti, Portfolio Manager
Mr. Murti joined the Adviser in 2005 and currently serves as a Portfolio Manager for the Adviser.  Mr. Murti has co-managed the Long/Short Value strategy for the Adviser since its inception in 2013.  Mr. Murti holds a Bachelor of Technology in Mechanical Engineering with honors from the Indian Institute of Technology, Kharagpur, India and an M.B.A. with distinction from the Indian Institute of Management, Ahmedabad, India.

Manoj Tandon, Co-Director of Research
Mr. Tandon joined the Adviser in 2002 and currently serves as Co-Director of Research for the Adviser.  Mr. Tandon has co-managed the Long/Short Value strategy for the Adviser since 2014.  Mr. Tandon holds a Bachelor of Technology in Chemical Engineering from the Indian Institute of Technology in New Delhi, India, a Ph.D. in Chemical Engineering from the University of Virginia and an M.B.A. from New York University.

The SAI provides additional information about the portfolio managers for the Funds, including information about their compensation, other accounts managed by them, their ownership of securities in the Funds, and any conflicts of interest.

Similarly Managed Account Performance

As of the date of this Prospectus, the Funds have not yet completed a full calendar year of investment operations.  When each Fund has completed a full calendar year of investment operations, this Prospectus will include charts that show calendar year total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to an appropriate benchmark index.  This information could serve as a basis for investors to evaluate each Fund’s performance and risks by looking at how each Fund’s performance varies from year to year and how each Fund’s performance compares to an appropriate broad-based securities market index.

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Each Fund is, or will be, managed in a manner that is substantially similar to certain other accounts (each, a “Composite” and collectively referred to herein as the “Composites”) managed by the Adviser.  Each Composite has investment objectives, policies, strategies and risks substantially similar to those of the applicable Fund.  The portfolio managers responsible for the management of the Composites are the same portfolio managers who will be responsible for the management of the respective Funds.  You should not consider the past performance of the Composites as indicative of the future performance of the Funds.

The following tables set forth performance data relating to the Composites which represent the only accounts managed by the Adviser in a substantially similar manner to the portfolios of the Funds.  The data is provided to illustrate the past performance of the Adviser and portfolio managers in managing substantially similar accounts as measured against appropriate indices, and does not represent the performance of the Funds.  The Composites shown are not subject to the same types of expenses to which the Funds are subject, the Composites are rebalanced differently and less frequently than the Funds which will affect, among other things, transactions costs and may affect the comparability of performance, nor are the Composites subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940, as amended (the “1940 Act”), or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Consequently, the performance results for each Composite expressed below could have been adversely affected if it had been regulated as an investment company under the federal securities laws.

The chart below shows the historical performance of the Pzena Mid Cap Focused Value Composite for separate accounts of the Adviser (the “Mid Cap Composite”).

	Annualized Performance as of December 31, 201 4
	1 Year	2 Years	3 Years	5 Years	10 Years	Since Inception (9/1/1998)
Mid Cap Composite – Gross	10.22%	25.43%	23.21%	18.60%	9.71%	13.58%
Mid Cap Composite – Net	9.47%	24.57%	22.36%	17.74%	8.89%	12.81%
Russell Midcap® Value Index	14.75%	23.75%	21.98%	17.43%	9.43%	11.08%

The management fee and operating expenses charged to separate accounts in the Mid Cap Composite range from 0.50% to 1.5% of managed assets.  Gross rates of return are presented gross of investment management fees and net of the deduction of brokerage commissions and transaction costs.  Net rates of return are presented net of investment management fees and net of the deduction of brokerage commissions and transaction costs.  The fees of the Mid Cap Composite differ from the fees of the Mid Cap Fund.  The fees and expenses associated with an investment in the Mid Cap Composite are lower than the fees and expenses (after taking into account the Expense Caps) associated with an investment in the Investor Class or Institutional Class shares of the Mid Cap Fund, so that if the Mid Cap Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

The chart below shows the historical performance of the Pzena Emerging Markets Focused Value Composite for separate accounts of the Adviser (the “Emerging Markets Composite”).

	Annualized Performance as of December 31, 201 4
	1 Year	2 Years	3 Years	5 Years	Since Inception (1/1/2008)
Emerging Markets Composite – Gross	-9.87%	-0.42%	7.23%	2.32%	1.19%
Emerging Markets Composite – Net	-10.53%	-1.08%	6.55%	1.71%	0.32%
MSCI Emerging Markets Index (net)	-2.19%	-2.39%	4.04%	1.78%	-1.34%

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The management fee and operating expenses charged to separate accounts in the Emerging Markets Composite range from 0.57% to 1.0% of managed assets.  Gross rates of return are presented gross of investment management fees and net of the deduction of brokerage commissions and transaction costs.  Net rates of return are presented net of investment management fees and net of the deduction of brokerage commissions and transaction costs.  The fees of the Emerging Markets Composite differ from the fees of the Emerging Markets Fund.  The fees and expenses associated with an investment in the Emerging Markets Composite are lower than the fees and expenses (after taking into account the Expense Caps) associated with an investment in the Investor Class or Institutional Class shares of the Emerging Markets Fund, so that if the Emerging Markets Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

The chart below shows the historical performance of the Pzena Long/Short Value Composite for private accounts held by employees and other associates of the Adviser (the “Long/Short Composite”).

	Annualized Performance as of December 31, 2014
	1 Year*	2 Years
Long/Short Composite – Gross	2.88%	13.25%
Long/Short Composite – Net	2.23%	12.89%
Russell 1000® Index	13.24%	22.77%
* The Long/Short Composite commenced operations on January 1, 2013.

The Long/Short Composite does not include accounts held by clients of the Adviser, and no management fee is charged on the accounts in the Long/Short Composite.  Gross and net rates of return are net of the deduction of brokerage commissions and transaction costs, including expenses and dividends on securities sold short.  The fees of the Long/Short Composite differ from the fees of the Long/Short Fund.  The fees and expenses associated with an investment in the Long/Short Composite are lower than the fees and expenses (after taking into account the Expense Caps) associated with an investment in the Investor Class or Institutional Class shares of the Long/Short Fund, so that if the Long/Short Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

The methodology used to calculate the total return of the Composites is different than the U.S. Securities and Exchange Commission’s prescribed methods for calculating total return for mutual funds and may produce different results.

Fund Expenses

The Funds are responsible for their own operating expenses.  However, the Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Funds to ensure that the Net Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed the following amounts as a percentage of each Class’ average daily net assets, through at least June 27, 2016:

Fund	Investor Class	Institutional Class
Mid Cap Fund	1.35%	1.00%
Emerging Markets Fund	1.75%	1.40%
Long/Short Fund	2.10%	1.75%

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The term of the Funds’ operating expenses limitation agreement is indefinite, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Funds toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Cap.  The Adviser may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

SHAREHOLDER INFORMATION

Share Price

Shares of the Funds are sold at NAV per share, which is calculated for each Fund as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Funds’ NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.  The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Funds’ securities, cash and other assets, minus all liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Funds, including management, shareholder servicing and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund uses the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board will regularly evaluate whether the Funds’ fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used to calculate the Funds’ NAVs may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems shares in the Funds when they hold securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

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Trading in Foreign Securities

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Funds’ NAVs are calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAVs.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAVs in advance of the time the NAVs are calculated.  The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

Description of Classes

The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares of the Funds.  The Funds offer two classes of shares – Investor Class and Institutional Class.  This Prospectus offers both the Investor Class and Institutional Class.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses.

Investor Class shares are charged a 0.25% Rule 12b-1 distribution and service fee and a 0.10% shareholder servicing plan fee.  Investor Class shares do not have a front-end sales charge or contingent deferred sales charge (“CDSC”), except that a redemption fee of 1.00% applies to redemptions of shares of the Mid Cap Fund held for 30 days or less and shares of the Emerging Markets Fund and Long/Short Fund held for 60 days or less.

Institutional Class shares do not have a Rule 12b-1 distribution or any other shareholder servicing plan fees.  Institutional Class shares do not have a front-end sales charge or CDSC, except that a redemption fee of 1.00% applies to redemptions of shares of the Mid Cap Fund held for 30 days or less and shares of the Emerging Markets Fund and Long/Short Fund held for 60 days or less.

Buying Fund Shares

To purchase shares of a Fund, you must invest at least the minimum amount in the Fund.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular Accounts	$5,000	$100
Retirement Accounts	$1,000	$100
Institutional Class	$1,000,000	Any Amount

Shares of the Funds may be purchased by check, wire, electronic funds transfer via the Automated Clearing House (“ACH”) network or through approved financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals and their agents (“Brokers”) authorized by the Funds to receive purchase orders.  If you have a retirement account, you may not redeem your shares by telephone.  Each Fund’s minimum initial investment (as well as subsequent additional investments) depends on the nature of the account as shown in the table above.

Please note the following:

•
Institutional Class shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Institutional Class shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investments in the Funds and may also be purchased directly through the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).

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•
Wrap account programs established with broker-dealers or financial intermediaries may purchase Institutional Class shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administrative payment to any third-party.

•	A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Institutional Class shares investment minimum.

The Funds’ minimum investment requirements may be waived from time to time by the Adviser, and for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;

•
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Funds, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor;

•	qualified broker-dealers who have entered into an agreement with the Funds’ distributor; and

•	existing clients of the Adviser, their employees and immediate family members of such employees.

All checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks post-dated online bill pay checks, or any conditional order or payment.

To buy shares of the Funds, complete an account application and send it together with your check for the amount you wish to invest in a Fund to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent.  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  You may also be responsible for any loss sustained by the Funds.

In-Kind Purchases

The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.  Such a transfer of securities would be a taxable event for you.  See the SAI for further information about the terms of these purchases.

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Additional Investments

Additional purchases of Investor Class shares in the Funds may be made for $250 or more for regular accounts, $100 or more for retirement accounts and additional purchases of Institutional Class shares may be made in any amount.  Exceptions and waivers of the additional purchase minimum may be made at the Adviser’s discretion.  You may purchase additional shares of the Funds by sending a check, with the stub from your account statement, to the Funds at the addresses listed under “Methods of Buying.”  Please ensure that you include your account number on the check.  If you do not have the stub from your Fund account statement, include your name, address and account number on a separate statement.  You may also make additional purchases by wire, by electronic funds transfer through the ACH network or through a Broker.  Please follow the procedures described in this Prospectus.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting management strategies and by increasing expenses.  Accordingly, the Funds may reject your purchase order if, in the Adviser’s opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to a Fund, or rejection otherwise would be in a Fund’s best interest.

In compliance with the USA PATRIOT Act of 2001, please note that U.S. Bancorp Fund Services, LLC, the Transfer Agent, will verify certain information on your new account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the new account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-844-796-1996 (844-PZN-1996) if you need additional assistance when completing your new account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the new account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment, you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”).  If elected on your new account application, money can be automatically transferred from your checking or savings account on a bi-weekly, monthly, bi-monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $50 or more for Investor Class (no minimum amount for Institutional Class), and your financial institution must be a member of the ACH network.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  The Transfer Agent will charge a $25 fee for any ACH payment that is rejected by your bank.  You may terminate your participation in the AIP by notifying the Transfer Agent at 1-844-796-1996 (844-PZN-1996), at least five business days prior to the date of the next AIP transfer.  The Funds may modify or terminate the AIP at any time without notice.

Requests Must be Received in Good Order
Your share price will be the next NAV per share calculated after the Transfer Agent or your Broker receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your new account application or investment stub, and (4) a check payable to either the “Pzena Mid Cap Focused Value Fund,” “Pzena Emerging Markets Focused Value Fund” or the “Pzena Long/Short Value Fund.”  All requests received in good order before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. (Eastern Time) will receive the next business day’s NAV per share.

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Methods of Buying

Through a Broker
The Funds may be offered through Brokers (e.g., broker-dealer or other financial intermediary).  The Funds may also be offered directly through the distributor.  An order placed with a Broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds after receipt by a Broker.  Your Broker will hold your shares in a pooled account in the Broker’s name.  The Funds may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services.  The Broker who offers shares may require payment of fees from their individual clients.  If you invest through a Broker, the policies and fees may be different than those described in this Prospectus.  For example, the Broker may charge transaction fees or set different minimum investments.  The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Prospectus.
Please contact your Broker to see if they are an approved Broker of the Funds and for additional information.

By mail
All purchases by check must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

To buy shares of a Fund, complete a new account application and send it together with your check for the amount you wish to invest in a Fund to the address below.  Checks should be made payable to the specific Pzena Fund in which you are investing.  To make additional investments once you have opened your account, write your account number on the check and send it together with the remittance form from your most recent confirmation statement received from the Transfer Agent.  If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  You may also be responsible for any loss sustained by the Funds for any payment that is returned.
Regular Mail
Pzena Funds
[Name of Pzena Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight Delivery
Pzena Funds
[Name of Pzena Fund]
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

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By telephone
If you accepted telephone options on your account application, you may make additional investments by telephone.  If you have given authorization for telephone transactions and your account has been open for at least 15 calendar days, call the Transfer Agent toll-free at 1-844-796-1996 (844-PZN-1996), and you will be allowed to move money in amounts of $250 or more for regular accounts and $100 or more for retirement accounts for the Investor Class and no minimum amount for Institutional Class, from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  If your order is placed before 4:00 p.m., Eastern Time, shares will be purchased in your account at the NAV determined on that day.  For security reasons, requests by telephone will be recorded.

By wire
To open an account by wire, a completed new account application is required before your wire can be accepted.  You may mail or overnight deliver your new account application to the Transfer Agent.  Upon receipt of your completed new account application, an account will be established for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire payment.  Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:  (name of the Pzena Fund)
(your name or the title on the account)
(your account #)

Before sending your wire, please contact the Transfer Agent at 1-844-796-1996 (844-PZN-1996) to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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Selling (Redeeming) Fund Shares

Through a Broker
If you purchased your shares through a Broker, your redemption order must be placed through the same Broker.  The Broker must receive and transmit your redemption order to the Transfer Agent prior to 4:00 p.m. (Eastern Time) for the redemption to be processed at the current day’s NAV per share.  Orders received after 4:00 p.m. (Eastern Time) will receive the next business day’s NAV per share.  Please keep in mind that your Broker may charge additional fees for its services.

By mail
You may redeem shares directly from a Fund by mail.  Send your written redemption request to the Transfer Agent at the address below.  Your request should be in good order and contain the Fund’s name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed.  Be sure to have all shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).

Regular Mail
Pzena Funds
[Name of Pzena Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight Delivery
Pzena Funds
[Name of Pzena Fund]
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

A signature guarantee, from either a Medallion program member or a non-Medallion program member, must be included if any of the following situations apply:

• You wish to redeem more than $50,000 worth of shares;
• When redemption proceeds are payable or sent to any person, address or bank account not on record;
• If a change of address was received by the Transfer Agent within the last 15 calendar days; and/or
• When ownership is being changed on your account.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

The Funds and/or the Transfer Agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

If applicable, shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, as well as from participants in a medallion program recognized by the Securities Transfer Association.  The three recognized medallion programs are Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program.  A notary public cannot provide a signature guarantee.

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By telephone
To redeem shares by telephone, call the Funds at 1-844-796-1996 (844-PZN-1996) and specify the amount of money you wish to redeem up to $50,000.  You may have a check sent to the address of record, or, if previously established on your account, you may have proceeds sent by wire or electronic funds transfer through the ACH network directly to your bank account.  Wires are subject to a $15 fee paid by the investor and your bank may charge a fee to receive wired funds.  You do not incur any charge when proceeds are sent via the ACH network; however, credit may not be available in your bank account for two to three days.

If you are authorized to perform telephone transactions (either through your new account application or by subsequent arrangement in writing with the Funds) you may redeem shares in the amount of $50,000 or less, by instructing the Funds by phone at 1-844-796-1996 (844-PZN-1996).  A signature guarantee or acceptable signature verification will be required of all shareholders in order to qualify for or to change telephone redemption privileges.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting:

• That you correctly state the Fund account number;
• The name in which your account is registered;
• The social security or tax identification number under which the account is registered; and
• The address of the account holder, as stated in the account application.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares between the Funds.  However, you should note the following:

•	Exchanges may only be made between like share classes;

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•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•	Before exchanging into another Fund, read a description of the fund in this Prospectus;
•
Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held subject to certain limitations on the deductibility of losses;

•
The Funds reserve the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected; and

•	If you accepted telephone options on your account application, you can make a telephone request to exchange your shares for an additional $5 fee;
•	Redemption fees will not be assessed when an exchange occurs between the Funds; and
•	The minimum exchange amount between existing accounts invested in the Funds is the minimum subsequent investment amount for your share class and your type of account.

You may make exchanges of your shares between the Funds by telephone, in writing or through your Broker.

Systematic Withdrawal Plan

You may request that a predetermined dollar amount be sent to you each month or quarter.  Your account must have a value of at least $25,000 for Investor Class and $500,000 for Institutional Class for you to be eligible to participate in the Systematic Withdrawal Plan (the “SWP”).  The minimum withdrawal amount for the Investor Class is $250 and the minimum withdrawal amount for the Institutional Class is $1,000.  If you elect this method of redemption, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  You may request an application for the SWP by calling the Transfer Agent toll-free at 1-844-796-1996 (844-PZN-1996).  The Funds may modify or terminate the SWP at any time.  You may terminate your participation in the SWP by writing or calling the Transfer Agent five days prior to the effective date of the next withdrawal.  Redemption fees do not apply to transactions through the SWP.

Payment of Redemption Proceeds

You may redeem the Funds’ shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Funds before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern Time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.  Payment for shares redeemed will be sent to you typically within one to two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent.

If you purchase shares using a check and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 calendar days).  Furthermore, there are certain times when you may be unable to sell the Fund shares or receive proceeds.

Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission (“SEC”) may permit for the protection of a Fund’s shareholders.

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Other Redemption Information

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

The Funds generally pay redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  A redemption, whether in cash or in-kind, is a taxable event to you.

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.  See the SAI for further information about the terms of these redemptions.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performances.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include imposing a redemption fee, monitoring trading practices, rejecting exchanges between the Funds that seem to be excessive and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

Redemption Fees
The Funds charge a 1.00% redemption fee on the redemption of Fund shares held for 30 days or less for the Mid Cap Fund and a 1.00% redemption fee on the redemption of Fund shares held for 60 days or less for the Emerging Markets and Long/Short Funds.  This fee (which is paid into the applicable Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by each Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends or through shares associated with any of the Funds’ systematic programs.  Exchange transactions between the Funds are exempt from redemption fees.  Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

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The Funds’ redemption fees will not apply to broker wrap-fee program accounts.  Additionally, the Funds’ redemption fee will not apply to the following types of transactions:

•	premature distributions from retirement accounts due to the disability or health of the shareholder;
•	minimum required distributions from retirement accounts;
•	redemptions resulting in the settlement of an estate due to the death of the shareholder; and
•	shares acquired through reinvestment of distributions (dividends and capital gains).

Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.   In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is severely limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, Quasar Distributors, LLC, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their short-term trading policies.  Information received from financial intermediaries on omnibus accounts will not be used for any other purpose except for compliance with SEC rules.

Fair Value Pricing
Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

More detailed information regarding fair value pricing can be found under the heading titled, “Shareholder Information – Share Price.”

General Policies
Some of the following policies are mentioned above.  In general, the Funds reserve the right to:

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

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•
Reject any purchase request for any reason.  Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);

•
Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds; and
•	Reject any purchase or redemption request that does not contain all required documentation.

If you accept telephone options on the new account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “Methods of Buying.”

Your broker or other financial intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your Broker or other financial intermediary for details.

Inactive Accounts

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-796-1996 (844-PZN-1996) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Service Fees – Other Payments to Third Parties

The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial Advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

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The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to Rule 12b-1 and shareholder servicing plan fees paid by each Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

DISTRIBUTION OF FUND SHARES

The Distributor

Quasar Distributors, LLC (the “Distributor”) is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter for shares of the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.

Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan pursuant to Rule 12b-1 that allows each Fund’s Investor Class shares to pay distribution and service fees for the sale, distribution and servicing of its shares.  The plan provides for the payment of a distribution and service fee at the annual rate of up to 0.25% of average daily net assets each Fund’s Investor Class shares.  Because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan

The Funds have a shareholder servicing plan with respect to the Investor Class of each Fund.  The Funds pay the Adviser, who in turn may pay authorized agents, up to 0.10% of the average daily net assets of the Investor Class of each Fund attributable to their shareholders.  The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the Transfer Agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

While this plan is in effect, the Adviser reports in writing at least quarterly to the Funds’ Board, and the Board reviews the amounts expended under the plan and the purposes for which such expenditures were made.

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DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options:  (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash.

Dividends will be taxable whether received in cash or in additional shares.  If you wish to change your distribution option, write or call the Transfer Agent at 1-844-796-1996 (844-PZN-1996) in advance of the payment date of the distribution.  Dividends and distributions will be taxable whether paid in cash or reinvested in additional shares.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Tax Matters

Each Fund intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Code.  As regulated investment companies, the Funds generally will not be subject to federal income tax if each distributes its taxable income as required by tax law and satisfies certain other requirements that are described in the SAI.  There is no assurance that the distributions of the Funds will be sufficient to eliminate all taxes in every year.

The Funds make distributions of dividends and capital gains.  Dividends are taxable to shareholders as ordinary income (or in some cases as qualified dividend income) or capital gain.  Fund distributions of short-term capital gains are taxable as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains.  The rate an individual shareholder pays on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long the individual has owned the Fund shares.  A portion of the ordinary income dividends paid by the Funds may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met.  Qualified dividend income, the amount of which will be reported to you by the Funds, is currently taxed at a maximum federal rate of 20%.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.  Dividends and net capital gains are subject to a 3.8% Medicare tax for shareholders in the higher tax brackets.

You will be taxed on distributions of the Funds if you either receive your dividends and capital gain distributions in cash, or if they are reinvested in additional Fund shares.  Both cash and reinvested distributions will be taxed in the same manner.  Shareholders should be aware that the Funds may make taxable distributions of income and capital gains even when share values have declined.

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If you redeem your Fund shares, part of your redemption proceeds may represent your allocable share of the distributions made by the Fund relating to that tax year.  You will be informed annually of the amount and nature of the Fund’s distributions.  If you sell or exchange your Fund shares, it is a taxable event for you.  An exchange of shares between the Funds by you is treated as a taxable sale.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction. The Code limits the deductibility of capital losses in certain circumstances.

By law, the Funds must withhold as backup withholding a percentage of your taxable distributions, currently at a rate of 28%, and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service (“IRS”) instructs the Funds to do so.  Backup withholding is not an additional tax and amounts withheld may be credited if proper documentation is provided to the IRS.

Additional information concerning the taxation of the Funds and their shareholders is contained in the SAI.  Tax consequences are not the primary consideration of the Funds in making investment decisions.  You should consult your own tax adviser concerning federal, state and local taxation of distributions from a Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand the financial performance of each Fund’s shares for the fiscal period shown.   Certain information reflects financial results for a single share of the Fund.  The total returns in the table represent the rate that an investor would have earned on an investment in a Fund assuming reinvestment of all dividends and distributions.  The Funds’ information has been audited by Tait, Weller & Baker LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ annual report dated February 28, 2015, which is available free of charge upon request.

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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PN-1

Investment Adviser
Pzena Investment Management, LLC
320 Park Avenue, 8th Floor
New York, New York 100 22

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank N. A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

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PZENA MID CAP FOCUSED VALUE FUND
PZENA EMERGING MARKETS FOCUSED VALUE FUND
PZENA LONG/SHORT VALUE FUND

Each Fund is a series of Advisors Series Trust.
www.pzenafunds.com

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during each Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.pzenafunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-844-796-1996 (844-PZN-1996) or by writing to:

PZENA FUNDS
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

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Subject to Completion—Dated April 20, 2015

The information in this Statement of Additional Information (“SAI”) is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Statement of Additional Information
June 28, 2015

PZENA MID CAP FOCUSED VALUE FUND
Investor Class PZVMX
Institutional Class PZIMX

PZENA EMERGING MARKETS FOCUSED VALUE FUND
Investor Class PZVEX
Institutional Class PZIEX

PZENA LONG/SHORT VALUE FUND
Investor Class PZVLX
Institutional Class PZILX

Each Fund is a series of Advisors Series Trust

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Funds’ Prospectus dated June 28, 2015, as may be revised (the “Prospectus”), of the Pzena Mid Cap Focused Value Fund (the “Mid Cap Fund”), the Pzena Emerging Markets Focused Value Fund (the “Emerging Markets Fund”) and the Pzena Long/Short Value Fund (the “Long/Short Fund”) (each, a “Fund” and collectively, the “Funds”), each a series of Advisors Series Trust (the “Trust”).  Pzena Investment Management, LLC (the “Adviser”) is the investment adviser to the Funds.  A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number below or by visiting the Adviser’s website at www.pzenafunds.com.

Pzena Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-844-796-1996 (844-PZN-1996)

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THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

The Funds commenced operations on March 31, 2014.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Funds’ investment objectives and policies as set forth in their Prospectus.

Diversification
Each of the Funds is a diversified fund.  This means that, with respect to 75% of each Fund’s total assets, the Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the voting securities of such issuer.  This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the funds purchase a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Funds, the Funds may have a greater percentage of their assets invested in securities of fewer issuers.  Accordingly, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite the Funds’ qualifying as diversified funds.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Funds may receive stock, real estate or other investments that the Funds would not, or could not buy.  If this happens, the Funds would sell such investments as soon as practicable while trying to maximize the return to their shareholders.

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Risks Associated With Recent Economic Events

The U.S. credit markets have been experiencing above-average volatility and disruption for more than five years.  Instability in the credit markets has made it more difficult for some issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations.  In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.  These developments may increase the volatility of the value of securities owned by the Funds.  A significant worsening of the conditions could adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Funds to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers.  Such developments could, in turn, reduce the value of securities owned by the Funds and adversely affect the net asset value (“NAV”) of their shares.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators.  It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Funds or investments made by the Funds.  Possible regulatory actions taken under these revised and expanded powers may include actions related to financial consumer protection, proprietary trading and derivatives.  There is a risk that new and additional government regulation authorized by the Dodd-Frank Act could result in higher Fund costs and expenses.  Legislators and regulators in the United States are currently considering a wide range of proposals in addition to the Dodd-Frank Act that, if enacted, could result in major changes to the way banking operations are regulated.  In addition, the recent European debt crisis and related financial restructuring efforts have contributed to the instability in global credit markets.  The strength and duration of any economic recovery will be impacted by the European debt crisis and the reaction to any efforts to address the crisis.

Government Intervention In Financial Markets Risk

The recent instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced excess volatility, and in some cases a lack of liquidity.  U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Funds invest, or the issuers of such securities, in ways that are unforeseeable.  In unusual circumstances, issuers of corporate securities might seek protection under the bankruptcy laws.  Legislation or regulation may also change the way in which the Funds themselves are regulated.  Such legislation or regulation could limit or preclude the Funds’ ability to achieve their investment objectives.

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below:

Equity Securities
Common stocks, preferred stocks, rights, warrants, convertible securities and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a fund to the risk that the issuer may discontinue paying dividends.

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Common Stocks
A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Funds as holders of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks
A preferred stock blends the characteristics of a bond and common stock.  It can offer the fixed dividends of a bond and the equity ownership of a common stock.  Unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects.  Preferred stock generally has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Rights and Warrants
A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to busy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities.  Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Convertible Securities
Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation.  These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates.  While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation.  In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

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Foreign Investments Each Fund may make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  Each Fund reserves the right to invest in Depositary Receipts (“DRs”), U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S., including those denominated in currencies other than the U.S. dollar.

Depositary Receipts. Depositary Receipts include ADRs, European Depositary Receipts, Global Depositary Receipts or other forms of DRs.  DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.

ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Foreign Currency Transactions
The Emerging Markets Fund may invest in foreign currency exchange transactions.  Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions.   Foreign exchange dealers may realize a profit on the difference between the price at which the Emerging Markets Fund buys and sells currencies.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

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Currency Fluctuations.  The Funds invest in securities denominated in U.S. dollars or foreign currencies.  For this reason, the value of the Funds’ assets may be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar.  Changes in the value of foreign currencies against the U.S. dollar may affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Funds.  Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes.  The interest and dividends payable to a Fund on certain of the Fund’s foreign portfolio securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders.  The Funds may not be eligible to pass through to shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

Emerging Markets.  The Funds may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Real Estate Investment Trusts (“REITs”)
The Funds may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. Each Fund indirectly bears its proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Fund. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Investing in foreign real estate companies makes the Funds more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and the Funds bear a proportionate share of those expenses.

Initial Public Offerings (“IPOs”)
Each Fund may invest in IPOs of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer.  The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets.  IPO securities are subject to market risk and liquidity risk.  The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors.  The Funds may hold IPO securities for a period of time, or may sell them soon after the purchase.  Investments in IPOs could have a magnified impact – either positive or negative – on a Fund’s performance while the Fund’s assets are relatively small.  The impact of IPOs on a Fund’s performance may tend to diminish as the Fund’s assets grow.  In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

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Short Sales
The Long/Short Fund is authorized to make short sales of securities.  In a short sale, the Long/Short Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security.  To complete the sale, the Long/Short Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer.  The Long/Short Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  The Long/Short Fund is said to have a “short position” in the securities sold until it delivers them to the broker.  The period during which the Long/Short Fund has a short position can range from as little as one day to more than a year.  Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Long/Short Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrues during the period of the loan.  To meet current margin requirements, the Long/Short Fund is also required to deposit with the broker cash or securities in excess of the current market value of the securities sold short as security for its obligation to cover its short position.  The Long/Short Fund is also required to segregate or earmark liquid assets on its books to cover its obligation to return the security.

Short sales by the Long/Short Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique.  Since the Long/Short Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s net asset value (“NAV”) per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Long/Short Fund may be required to pay in connection with the short sale.  Furthermore, under adverse market conditions, the Long/Short Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Investment Company Securities
Each Fund may invest in shares of other investment companies including exchange-traded funds (“ETFs”), money market funds and other mutual funds, in pursuit of its investment objective, subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “Act”).  Each Fund may invest in money market mutual funds in connection with its management of daily cash positions and for temporary defensive purposes.  In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, the Funds would also bear their pro rata portion of each of the other investment company’s advisory and operational expenses.

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Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund (other than money market funds); (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2830 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Funds invest in other investment companies.  In addition, the Funds’ investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Funds invest in ETFs which focus on a particular market segment or industry, the Funds are subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Funds invest will be listed on a national securities exchange and the Funds purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, the Funds will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Master Limited Partnerships
Each Fund may invest in publicly traded Master Limited Partnerships (“MLPs”).  MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their earnings in distributions.  Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price may be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt.  As such, a significant upward swing in interest rates would drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

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Options
Each Fund may write call options on stocks and stock indices if the calls are “covered” throughout the life of the option.  A call is “covered” if a Fund owns the optioned securities.  When a Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period.  If the call is exercised, a Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

A Fund may purchase a call on securities to effect a “closing purchase transaction,” which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by a Fund on which it wishes to terminate its obligation.  If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by a Fund expires (or until the call is exercised and the Fund delivers the underlying security).

A Fund also may write and purchase put options (“puts”).  When a Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period.  When a Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period.  If any put is not exercised or sold, it will become worthless on its expiration date.

A Fund’s option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation (“OCC”) has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations.  If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered.  As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

Purchasing Put and Call Options – When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the “option premium”).  A Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own.  A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs.  However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price.  A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy.  A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs.  Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

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The purchaser of an option may terminate its position by:

•	Allowing it to expire and losing its entire premium;
•	Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
•	Closing it out in the secondary market at its current price.

Selling (Writing) Put and Call Options – When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date.  Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date.  A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written.  Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

A Fund may try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities.  If security prices rise, a Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value.  If security prices remain the same over time, a Fund would hope to profit by closing out the put option at a lower price.  If security prices fall, a Fund may lose an amount of money equal to the difference between the value of the security and the premium it received.  Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall.  A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option.  If the price of that security falls as expected, a Fund would expect the option to expire and the premium it received to offset the decline of the security’s value.  However, a Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

Each Fund is permitted only to write covered options.  A Fund can cover a call option by owning:

•	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;
•	A call option on the same security or index with the same or lesser exercise price;
•	A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
•	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or
•	In the case of an index, the fund of securities that corresponds to the index.

A Fund can cover a put option by:
•	Entering into a short position in the underlying security;
•	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;
•
Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

•	Maintaining the entire exercise price in liquid securities.

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Options on Securities Indices – Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market, rather than price fluctuations in a single security.

Options on Futures – An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price.  Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option).  If the option is exercised, the parties will be subject to the futures contracts.  In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position.  Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold.  The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts.  A Fund may buy a put option on a futures contract for the same reason it would sell a futures contract.  It also may purchase such put options in order to hedge a long position in the underlying futures contract.  Each Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts.  If the price of the futures contract at expiration were below the exercise price, a Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument.  The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to a Fund.

Combined Positions – A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument.  Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Caps and Floors – Each Fund may enter cap and floor agreements. Caps and floors have an effect similar to buying or writing options.  In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

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Risks of Derivatives – While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions.  Derivatives may magnify a Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

Derivative Management Risk – If the Adviser incorrectly predicts stock market and interest rate trends, the Funds may lose money by investing in derivatives.  For example, if a Fund were to write a call option based on its Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price.  Similarly, if a Fund were to write a put option based on the Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, a Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Illiquid Securities
Each Fund may hold up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on the Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”)), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).  The Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.  Investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Fund is permitted to sell restricted securities to qualified institutional buyers.

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When-Issued Securities
Each Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month.  The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV.  During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds.  At the time of settlement, the market value of the security may be more or less than the purchase price.  When a fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

Restricted Securities
The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”).  These securities are sometimes referred to as private placements.  Although securities that may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act, are technically considered “restricted securities,” a fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Funds may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.   Rule 144A securities are valued in the same manner as an over-the-counter equity security or debt security, as applicable.  Please see the Prospectus for information regarding the valuation of the Funds’ securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Repurchase Agreements
Each Fund may invest in repurchase agreements.  Pursuant to such agreements, the each Fund may acquire securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and each Fund’s agreement to resell such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement.  If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited.  Repurchase agreements are considered to be loans under the 1940 Act.

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Participation Interests
The Funds may invest in participation interests.  Purchasers of participation interests do not have any direct contractual relationship with the borrower.  Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser’s rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower.  In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent.  The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

Participation Notes
The Emerging Markets Fund may invest in participation notes (“P-Notes”), which are instruments that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity, debt, currency or market.  If a P-Note were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments.  The holder of a P-Note that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument.  In addition, there can be no assurance that there will be a trading market for a P-Note or that the trading price of a P-Note will equal the underlying value of the security, instrument or market that it seeks to replicate.  Due to transfer restrictions, the secondary markets on which a P-Note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Fund to risks of mispricing or improper valuation.  P-Notes typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Fund to counterparty risk.  P-Notes also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

Time Deposits
To the extent permitted under its investment objectives and policies, the Funds may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

U.S. Government Obligations
The Funds may make investments in U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.  U.S. Treasury obligations differ mainly in the length of their maturity.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.  The Fund will not be eligible to distribute exempt-interest dividends to its shareholders, even if its investments include mutual funds that hold U.S. Government or municipal obligations that generate tax-exempt interest.

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Short-Term, Temporary, and Cash Investments
The Funds may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  Each Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Securities” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. Each Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. Each Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

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Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s, “Prime-1” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix B.

Securities Lending
Each Fund may lend its portfolio securities in order to generate additional income.  Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities.  Generally, a Fund may lend portfolio securities to securities broker-dealers or financial institutions if:  (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Fund at any time; (3) the Fund receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Adviser is able to call loaned securities in order to exercise all voting rights with respect to the securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Fund’s assets.  As part of participating in a lending program, the Fund invests its cash collateral only in investments that are consistent with the investment objectives, principal investment strategies and investment policies of the Fund.  All investments made with the cash collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund has to cover the loss when repaying the collateral.  Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower shall be at the Fund’s risk.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Funds represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

Each Fund may not:

1.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer at the time of purchase or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

2.	Borrow money, except as permitted under the 1940 Act.

3.	Issue senior securities, except as permitted under the 1940 Act.

4.
Engage in the business of underwriting securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

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5.
Invest 25% or more of its net assets in the securities of companies engaged in any one industry.  (Does not apply to investment in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

6.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

7.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

8.	Make loans to others, except as permitted under the 1940 Act.

The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  Each Fund may not:

1.	Invest in any issuer for purposes of exercising control or management.

2.	Invest in securities of other investment companies, except as permitted under the 1940 Act.

3.
Hold, in the aggregate, more than 15% of its net assets in illiquid securities which includes securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

4.
With respect to the Mid Cap Fund and Emerging Markets Fund, make any change in its investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60-days prior written notice.

If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation, except that there is an ongoing asset coverage requirement in the case of borrowings.  If the value of each Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trust’s Board of Trustees (the “Board” or the “Trustees”) will consider what actions, if any, are appropriate to maintain adequate liquidity.

Temporary Defensive Position

For temporary defensive purposes when the Adviser believes market, economic, political or other conditions are unfavorable for investors, the Adviser may invest up to 100% of the Funds’ total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Funds not achieving their investment objectives.  Furthermore, to the extent that the Funds invest in money market mutual funds for its cash position, there will be some duplication of expenses because each Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

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PORTFOLIO TURNOVER

Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more), such as is expected for the Long/Short Fund, generally leads to transaction costs and may result in a greater number of taxable transactions.

For the fiscal period indicated below, each Fund’s portfolio turnover rate was as follows:

Portfolio Turnover Rate for Fiscal Period Ended February 28, 2015*
Mid Cap Fund	[ ]%
Emerging Markets Fund	[ ]%
Long/Short Fund	[ ]%
* The Funds commenced operations on March 31, 2014.

PORTFOLIO HOLDINGS POLICY

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  These portfolio holdings disclosure policies have been approved by the Board.  Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of the fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  Lists of the Fund’s top ten portfolio holdings and sector allocation as of the most recent month end are available on the Fund’s website approximately five to ten business days after the month end.  The Annual and Semi-Annual Reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Trust’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

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▪	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis.  The Funds believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders.  These persons include:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The CCO or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of each Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Adviser, Distributor or any affiliated person of the Fund.  No consideration may be received by a Fund, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board, all of whom are independent of the Adviser.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Fund Accountant, Custodian and Transfer Agent (each as defined herein).  The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.  The current Trustees and officers of the Trust, their ages and positions with the Trust, term of office with the Trust and length of time served, their business addresses, principal occupations during the past five years and other directorships held during the past five years are listed in the table below.

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Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 68 ) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999-2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds.

Donald E. O’Connor (age 79 ) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Trustee, The Forward Funds ( 33 portfolios).

George J. Rebhan (age 80 ) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
George T. Wofford (age 75 ) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Joe D. Redwine(4) (age 67 ) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Officers of the Trust
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 67 ) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 47 ) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 53 ) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Kevin J. Hayden (age 44 ) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).

Albert Sosa (age 44 ) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2004 to present).

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Michael L. Ceccato (age 57 ) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present).

Michelle M. Nelson, Esq. (age 44) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since January 2015 .
Vice President and Counsel, U.S. Bancorp Fund Services, LLC (November 2013 to present); Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company (December 2004 to November 2013).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of May 31, 2015, the Trust was comprised of [  ] active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation
Effective January 1, 2015, the Independent Trustees each receive an annual retainer of $70,000 allocated among each of the various portfolios comprising the Trust, an additional $5,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  The lead Independent Trustee and chair of the Audit Committee each receive a separate annual fee of $10,000 and $5,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both lead Independent Trustee and Audit Committee chair.  Set forth below is the compensation received by the Independent Trustees from the Funds for the fiscal period ended February 28, 2015.

	Aggregate Compensation(1)			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)(2)
	Mid Cap Fund	Emerging Markets Fund	Long/Short Fund
Name of Independent Trustee
Gail S. Duree	$[ ]	$[ ]	$[ ]	None	None	$[ ]
Donald E. O’Connor	$[ ]	$[ ]	$[ ]	None	None	$[ ]
George J. Rebhan	$[ ]	$[ ]	$[ ]	None	None	$[ ]
George T. Wofford	$[ ]	$[ ]	$[ ]	None	None	$[ ]

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Aggregate Compensation(1)			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)(2)
Mid Cap Fund	Emerging Markets Fund	Long/Short Fund
Name of Interested Trustee
Joe D. Redwine	$0	$0	$0	None	None	$0
(1) For the Funds’ fiscal period ended February 28, 2015.
(2) There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds.  For the fiscal period ended February 28, 2015, aggregate Independent Trustees’ fees for the Trust were $[     ].

Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established three standing committees, an Audit Committee, a Nominating Committee, and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below.  Currently, more than seventy-five percent (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s “Distributor” and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

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The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee, the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes.  The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Gail S. Duree.  Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009.  Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee.  Ms. Duree serves as the Trust’s Audit Committee Financial Expert.

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Donald E. O’Connor.  Mr. O’Connor has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of The Forward Funds, Inc. and his prior position as Chief of the Branch of Market Surveillance at the SEC.  Mr. O’Connor also has substantial experience in mutual fund operations through senior positions at industry trade associations, including Vice President of Operations for the Investment Company Institute covering accounting, transfer agent and custodian industry functions and Chief Operating Officer of ICI Mutual, a captive insurance company focused exclusively on the insurance needs of mutual funds, their directors, officers, and Advisers.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment Advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Board Committees

The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, and the Nominating Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Ms. Duree is the Chairperson of the Audit Committee.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the each Fund’s pricing and financial reporting.  The Audit Committee met [  ] times with respect to the Funds during the fiscal period ended February 28, 2015.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC did not meet/met [  ] times with respect to the Funds during the fiscal period ended February 28, 2015.

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The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Mr. O’Connor is the Chairman of the Nominating Committee.  The Nominating Committee met [  ] times with respect to the Funds for the fiscal period ended February 28, 2015.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

Additionally, the Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests

As of December 31, 2014, no Trustee beneficially owned shares of the Funds.

As of December 31, 2014, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

CODES OF ETHICS

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Voting Policies and Procedures and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

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The Adviser subscribes to Institutional Shareholder Services’ (“ISS”) proxy monitoring and voting agent service.  However, the Adviser retains ultimate responsibility for instructing ISS how to vote proxies on behalf of a portfolio, and applies its own proxy voting guidelines, which are summarized below.  If the Adviser does not issue instructions for a particular vote, ISS will vote in accordance with the Adviser’s guidelines or with management if the Adviser’s guidelines do not address the proxy item.  If it appears that a material conflict of interest has arisen, the Adviser’s guidelines include procedures for addressing such conflicts, including deferral to the recommendation of ISS where appropriate.  The Adviser’s Chief Compliance Officer may also convene a meeting of the Adviser’s proxy voting committee to determine whether a conflict of interest exists and how that conflict should be resolved.

The Adviser’s general positions on various proposals are as follows:

Director Matters – The Adviser evaluates director nominees individually and as a group based on its own assessments and ISS recommendations. The Adviser generally withholds votes from any insiders flagged by ISS on audit, compensation or nominating committees, and from any insiders and affiliated outsiders flagged by ISS on boards that are not at least majority independent.  The Adviser generally does not support shareholder proposals to vote against directors unless it determines that clear shareholder value destruction has occurred as a consequence of the directors’ actions.

Shareholder Rights – The Adviser generally opposes classified boards and any other proposals designed to eliminate or restrict shareholders’ rights.  The Adviser supports anti-takeover measures that are in the best interests of shareholders, but opposes poison pills and other anti-takeover measures that entrench management or thwart the maximization of investment returns.  The Adviser generally supports proposals enabling shareholders to call a special meeting of a company so long as a 15% threshold is necessary in order for shareholders to do so.

Compensation and Benefit Plans – The Adviser generally supports incentive plans under which 50% or more of the shares awarded to top executives are tied to performance goals.  The Adviser votes against golden parachute or other incentive compensation arrangements which it deems excessive or unreasonable, which it considers to be significantly more economically attractive than continued employment, or which are triggered solely by the recipient (e.g., resignation).  In general, the Adviser will support proposals to have nonbinding shareholder votes on compensation plans so long as these proposals are worded in a generic manner that is unrestrictive to actual company plans.

Auditors – The Adviser generally votes with management with respect to the appointment of auditors, so long as management is in compliance with current regulatory requirements focused on auditor independence and improved board and committee representation.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting records for the 12-month period ending June 30.  The Funds’ proxy voting records are available without charge, upon request, by calling toll-free 1-844-796-1996 (844-PZN-1996) and on the SEC’s website at www.sec.gov.

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CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of any class of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund.  As of May 31, 2015, the following Institutional and Investor Class shareholders were considered to be either a control person or principal shareholder of the Funds.

Mid Cap Fund – Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]

Mid Cap Fund – Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]

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Emerging Markets Fund – Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]

Emerging Markets Fund – Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]

Long/Short Fund – Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]

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Long/Short Fund – Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]

THE ADVISER

Pzena Investment Management, LLC, 320 Park Avenue, 8th Floor, New York, New York 10022, acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  Richard S. Pzena, Chief Executive Officer, is a control person of the Adviser due to his greater than 25% ownership of the Adviser.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Funds an investment advisory fee computed daily and payable monthly, based on an annual rate equal to 0.80%, 1.00%, and 1.50% for the Mid Cap Fund, Emerging Markets Fund, and Long/Short Fund, respectively, of each Fund’s average daily net assets.  For the fiscal period ended February 28 indicated below, the Funds paid the following management fees to the Adviser:

Mid Cap Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
2015*	$[ ]	$[ ]	$[ ]	$[ ]
* The Mid Cap Fund commenced operations on March 31, 2014.

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Emerging Markets Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
2015*	$[ ]	$[ ]	$[ ]	$[ ]
* The Emerging Markets Fund commenced operations on March 31, 2014.

Long/Short Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
2015*	$[ ]	$[ ]	$[ ]	$[ ]
* The Long/Short Fund commenced operations on March 31, 2014.

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Funds), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Adviser, the Funds are responsible for their own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Funds including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Funds which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though the Funds are responsible for their own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, dividends on securities sold short and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses table of the Prospectus.  Any such waivers made by the Adviser in its management fees or payment of expenses which are the Fund’s obligation are subject to recoupment by the Adviser from the Funds, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.

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SERVICE PROVIDERS

Fund Administrator, Transfer Agent, Fund Accountant and Chief Compliance Officer
Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, USBFS acts as the Funds’ administrator.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Funds a combined fee for fund administration and fund accounting services based on the Fund’s current average daily net assets.  USBFS is also entitled to certain out-of-pocket expenses.  In addition to its role as Administrator, USBFS acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements.  Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost of the CCO services is charged to the Funds and allocated by the Board annually.

For the fiscal period indicated below, the Funds paid the following fees to USBFS for fund administration and fund accounting services:

Administration and Fund Accounting Fees Paid for the Fiscal Period Ended February 28,(1)
2015
Mid Cap Fund	$[ ]
Emerging Markets Fund	$[ ]
Long/Short Fund	$[ ]
(1)   The Funds commenced operations on March 31, 2014.

Custodian
Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Fund’s assets, holds the Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

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The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Fund.  The Administrator, Transfer Agent, Custodian and the Fund’s Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp.   The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP (“Tait”), 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds, whose services include auditing the Funds’ financial statements and the performance of related tax services.

Paul Hastings LLP (“Paul Hastings”), 75 East 55th Street, New York, New York 10022, serves as legal counsel to the Trust.  Paul Hastings also serves as independent legal counsel to the Board of Trustees.

DISTRIBUTION

The Funds’ Distributor
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of each Fund’s shares is continuous.  The Distributor, USBFS, and Custodian are all affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

After its initial two year term, the Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of each Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Funds pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets of the Investor Class of each Fund.  The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services.  Amounts paid under this plan, by the Funds, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Funds’ shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Funds.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Funds as may be required.

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Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

For the fiscal period ended February 28, 2015, the Funds paid the following Plan fees:

Actual Rule 12b-1 Expenditures Incurred by the Mid Cap Fund During the Fiscal Period Ended February 28, 2015
Total Dollars Allocated
Advertising/Marketing	$[ ]
Printing/Postage	$[ ]
Payment to distributor	$[ ]
Payment to dealers	$[ ]
Compensation to sales personnel	-
Interest, carrying, or other financing charges	-
Other	-
Total	$[ ]

Actual Rule 12b-1 Expenditures Incurred by the Emerging Markets Fund During the Fiscal Period Ended February 28, 2015
Total Dollars Allocated
Advertising/Marketing	$[ ]
Printing/Postage	$[ ]
Payment to distributor	$[ ]
Payment to dealers	$[ ]
Compensation to sales personnel	-
Interest, carrying, or other financing charges	-
Other	-
Total	$[ ]

Actual Rule 12b-1 Expenditures Incurred by the Long/Short Fund During the Fiscal Period Ended February 28, 2015
Total Dollars Allocated
Advertising/Marketing	$[ ]
Printing/Postage	$[ ]
Payment to distributor	$[ ]
Payment to dealers	$[ ]
Compensation to sales personnel	-
Interest, carrying, or other financing charges	-
Other	-
Total	$[ ]

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Shareholder Servicing Plan
The Funds have adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each Fund under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services.  Such services include: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (2) providing shareholders with a service that invests the assets of their accounts in shares of the Funds pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares of the Funds  beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

As compensation for the provision of shareholder services, the Funds pay the Adviser a monthly fee at an annual rate of 0.10% of the average daily net assets of the Investor Class of each Fund.  The Adviser will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Adviser receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.

For the fiscal period indicated below, the Funds paid the following Servicing Plan fees:

For the Fiscal Period Ended February 28, 2015*
Mid Cap Fund	$[ ]
Emerging Markets Fund	$[ ]
Long/Short Fund	$[ ]
* The Funds commenced operations on March 31, 2014.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

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Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the Financial Intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

PORTFOLIO MANAGERS

The portfolio managers primarily responsible for the day-to-day management of the Mid Cap Fund are Messrs. Richard Pzena, Manoj Tandon, and Eli Rabinowich.  The portfolio managers primarily responsible for the day-to-day management of the Emerging Markets Fund are Mr. John Goetz and Mmes. Allison Fisch, Caroline Cai and Mr. Rakesh Bordia.  The portfolio managers primarily responsible for the day-to-day management of the Long/Short Fund are Messrs. Eli Rabinowich, TVR Murti and Manoj Tandon.  Each has managed their respective Fund(s) since the Fund’s inception in March 2014, except Mr. Tandon has managed the Long/Short Fund since July 2014 and Mr. Bordia has managed the Emerging Markets Fund since April 2015.  The following tables show the number of other accounts managed (not including the Funds) by each portfolio manager and the total assets in the accounts managed within various categories as of February 28, 2015.

Richard Pzena
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	9	$10,325,232,801	2	$6,813,192,093
Other Pooled Investments	30	$808,942,159	0	$0
Other Accounts	119	$5,272,451,282	3	$779,985,228

Manoj Tandon
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	3	$1,576,940,275	1	$1,342,945,281
Other Pooled Investments	3	$17,801,469	0	$0
Other Accounts	14	$342,372,499	0	$0

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Eli Rabinowich
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	3	$1,576,940,275	1	$1,342,945,281
Other Pooled Investments	1	$1,420,681	0	$0
Other Accounts	4	$319,597,375	0	$0

John Goetz
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	9	$9,591,708,595	2	$5,538,411,579
Other Pooled Investments	36	$5,622,888,515	1	$259,977,749
Other Accounts	52	$8,376,421,331	2	$153,183,123

Allison Fisch
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	2	$204,479,852	1	$68,164,767
Other Pooled Investments	5	$626,541,728	0	$0
Other Accounts	5	$956,093,218	0	$0

Caroline Cai
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	4	$855,268,413	1	$68,164,767
Other Pooled Investments	27	$5,016,946,560	1	$259,977,749
Other Accounts	28	$6,262,987,657	2	$153,183,123

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TVR Murti
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$1,420,681	0	$0
Other Accounts	0	$0	0	$0

Rakesh Bordia
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Conflicts of Interest.  The Adviser does not foresee any conflicts of interest in the management of the Funds and its other accounts.  The Adviser applies the same value minded philosophy across all of its strategies that it has employed since inception.  The Adviser, as a matter of policy and practice, acts as a fiduciary in all client matters, seeks to avoid or resolve conflicts of interest, and meets all regulatory requirements.  Standards of business conduct are detailed in the Adviser’s Code of Ethics.  Each employee is responsible to have read, be familiar with, and annually certify compliance with the Adviser’s Code of Ethics.  There is no conflict of the duties necessary for the Funds and other products.  In all cases, the Adviser acts as a fiduciary of client assets and accounts and follows its trading policies and procedures.

Compensation.  The portfolio managers of the Adviser are compensated through a combination of a fixed base salary, performance bonus, and equity ownership, if appropriate, due to superior personal performance. Eligibility for bonus compensation is examined annually by the Adviser.  The Adviser considers both quantitative and qualitative factors when determining performance bonuses; however, performance bonuses are not based on Fund performance or assets of the Fund. For investment professionals, the Adviser examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management.  However, the Adviser always looks at the person as a whole and the contributions that they have made and are likely to make in the future.  The Adviser avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking, which is contrary to the firm’s value investment philosophy.  Ultimately, the equity ownership is the primary tool used by the Adviser for attracting and retaining the best people.  This ties personnel to long-term performance as the value of their ownership stake depends on Pzena delivering superior long-term results to investors.  All portfolio managers listed are equity owners of the Adviser.

Securities Owned in the Funds by Portfolio Managers.  As of February 28, 2015, the portfolio managers owned the following securities in the Funds:

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Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
	Mid Cap Fund	Emerging Markets Fund	Long/Short Fund
Richard Pzena	$10,001-$50,000	None	None
Manoj Tandon	None	None	$100,001 - $500,000
Eli Rabinowich	$100,001 - $500,000	None	$100,001 - $500,000
John Goetz	None	over $1,000,000	None
Allison Fisch	None	$100,001 - $500,000	None
Caroline Cai	None	$100,001 - $500,000	None
TVR Murti	None	None	$100,001 - $500,000
Rakesh Bordia	None	$50,001-$100,000	None

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute each Fund’s portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed by using a broker for the transaction.

Purchases of portfolio securities for each Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds hold, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA.

While it is the Adviser’s general policy to seek best execution first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.

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Investment decisions for each Fund are made independently from those of other client accounts that may be managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts.  In such event, the position of each Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as they desire, or they may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

During the fiscal periods indicated below, the Funds paid the following amounts in brokerage commissions:

Aggregate Brokerage Commissions Paid During Fiscal Period Ended February 28, 2015*
Mid Cap Fund	$3,677
Emerging Markets Fund	$34,089
Long/Short Fund	$10,267
* The Funds commenced operations on March 31, 2014.

The following amounts were paid to brokerage firms for research services provided to the Funds and the Adviser from the aggregate brokerage commission amounts above:

	Fiscal Period Ended February 28, 2015*
	Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
Mid Cap Fund	$2,925,973	$3,259
Emerging Markets Fund	$13,792,821	$29,444
Long/Short Fund	$9,652,703	$7,684
* The Funds commenced operations on March 31, 2014.

The Funds did not own securities of their regular brokers or dealers or of their parents as of the fiscal period ended February 28, 2015.

PURCHASE AND REDEMPTION OF FUND SHARES

Detailed information on the purchase and redemption of shares is included in the Prospectus. Shares of the Funds are sold without a sales charge at the next price calculated after receipt of an order for purchase.  In order to purchase shares of the Funds, you must invest the initial minimum investment for the relevant class of shares.  However, the Funds reserve the right, in their sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)s or other tax-deferred retirement plans.  You may purchase shares on any day that the NYSE is open for business by placing orders with the Funds.

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The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.  This includes those from any individual or group who, in the Funds’ view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Funds within a calendar year).  Furthermore, the Funds may suspend the right to redeem their shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;  (ii) for any period during which an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the Funds fairly to determine the value of their net assets; or (iii) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.

The Funds may also authorize one or more broker-dealers or other financial intermediaries to accept purchase and redemption orders on their behalf (“Authorized Intermediaries”).  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on the Funds’ behalf.  An order is deemed to be received when a Fund or an Authorized Intermediary accepts the order.

In-Kind Purchases and Redemptions

Payment for shares of the Funds may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus.  For further information about this form of payment, contact the Transfer Agent.  In connection with an in-kind securities payment, the Funds require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Funds and that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; that the securities be in proper form for transfer to the Funds; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net assets, each Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of a Fund’s net assets in securities instead of cash.  The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund’s NAV.  If a shareholder receives redemption proceeds in-kind, the redemption would be a taxable event and the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

DETERMINATION OF NET ASSET VALUE

The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern Time) each day that the NYSE is open for business.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in a Fund outstanding at such time.

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Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sale price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent sales price.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Funds’ NAVs are calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Funds value foreign securities at fair value, taking into account such events, in calculating the NAVs.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAVs in advance of the time the NAVs are calculated.  The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Funds’ policy is to distribute to their shareholders all of their investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds are not subject to any federal income or excise taxes.  However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes.  To avoid the nondeductible 4% excise tax, the Funds must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of their ordinary income for such year, (ii) at least 98.2% of the excess of their realized capital gains over their realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax.

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Net investment income generally consists of interest and dividend income, less expenses.  Net taxable income attributable to realized capital gains for a fiscal period are computed by taking into account available capital loss carryforward of a Fund.  Capital losses sustained and not used in a taxable year beginning after December 22, 2010 may be carried forward indefinitely to offset income of the Funds in future years.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividend income eligible under current law for taxation at long-term capital gain rates to the extent a Fund reports the amount distributed as a qualifying dividend and provided that certain holding period requirements are met.   In addition, a 3.8% Medicare contribution tax generally applies to net investment income, which includes dividend income and net capital gains from an investment in the Funds, for taxpayers whose adjusted gross income exceeds $200,000 for single filers or $250,000 for married joint filers.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend and provided that certain holding period requirements are met.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of each Fund’s investment policies, it is expected that dividends from domestic corporations may be part of each Fund’s gross income and that, accordingly, part of the distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  However, the portion of each Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The Emerging Markets Fund may have little or no qualified dividend income in some years.  Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.  There is no requirement that the Funds take into consideration any tax implications when implementing their investment strategy.  Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption or sale of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

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Under the Code, the Funds are required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income and the possible applicability of recent withholding legislation known as the Foreign Account Tax Compliance Act, or FATCA.

The Foreign Account Tax Compliance Act (“FATCA”)
A 30% withholding tax on your Funds’ distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Funds generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required:  (i) with respect to certain distributions from your Funds; and (ii) generally with respect to capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2017.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Funds do not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax adviser regarding the effect of FATCA based on your individual circumstances.

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisers to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.  Paul Hastings has expressed no opinion in respect thereof.

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DIVIDENDS AND DISTRIBUTIONS

The Funds generally receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Funds from their portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Funds may realize from dispositions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Funds will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time a Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax adviser.

Any dividend or distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share.  Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated.  Dividends will be taxable whether received in cash or in additional shares.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

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GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of a Fund and reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, each Fund offers two classes of shares:  Investor Class and Institutional Class.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  The shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

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The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

The annual report for the Funds for the fiscal year ended February 28, 2015, is a separate document provided upon request and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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APPENDIX

Description of Ratings

SHORT-TERM RATINGS
Standard & Poor’s Ratings Services Short-Term Issue Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Table of Contents - Statement of Additional Information

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’).  With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Table of Contents - Statement of Additional Information

Moody’s Investors Service, Inc. Short-Term Debt Ratings

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Prime-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies numerical modifiers “1,” “2” and “3” to both the Aaa and Aa rating classifications.  The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Table of Contents - Statement of Additional Information

Standard & Poor’s Ratings Services : Corporate Bond Ratings

AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety.  The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics.  Capacity for timely payment on issues with the designation “A-2” is strong.  However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

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PART C
(Pzena Mid Cap Focused Value Fund
Pzena Emerging Markets Focused Value Fund
Pzena Long/Short Value Fund)

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated March 24, 2014, was previously filed with the Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(e)
Distribution Agreement dated March 20, 2014, was previously filed with the Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment to the Amended and Restated Custody Agreement dated March 20, 2014, was previously filed with the Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment to the Fund Administration Servicing Agreement dated March 20, 2014, was previously filed with the Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment to the Transfer Agent Servicing Agreement dated March 20, 2014, was previously filed with the Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment to the Fund Accounting Servicing Agreement dated March 20, 2014, was previously filed with the Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(iv)
Shareholder Servicing Plan dated March 20, 2014, was previously filed with the Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(v)
Operating Expenses Limitation Agreement dated March 24, 2014, was previously filed with the Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(vi)	Powers of Attorney

(A)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(B)
Power of Attorney (Duree) dated January 29, 2014, was previously filed with Post-Effective Amendment No.  577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(i)
Legal Opinion dated March 26, 2014, was previously filed with the Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by Amendment.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan was previously filed with the Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(n)
Rule 18f-3 Plan dated March 20, 2014, was previously filed with the Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii)
Code of Ethics for the Adviser dated December 31, 2012, was previously filed with the Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Adviser (Pzena Investment Management, LLC), the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-50838), dated March 31, 2015.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Loeb King Trust
Alpine Income Trust	Lord Asset Management Trust
Alpine Series Trust	MainGate Trust
Angel Oak Funds Trust	Managed Portfolio Series
Appleton Funds	Matrix Advisors Value Fund, Inc.
Barrett Opportunity Fund, Inc.	Merger Fund
Brandes Investment Trust	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	SCS Financial Funds
First American Investment Funds, Inc.	Stone Ridge Trust
First American Strategy Funds, Inc.	Stone Ridge Trust II
FundX Investment Trust	Thompson IM Funds, Inc.
Glenmede Fund, Inc.	Trust for Professional Managers
Glenmede Portfolios	Trust for Advised Portfolios
Greenspring Fund, Inc.	USA Mutuals
Guinness Atkinson Funds	Wall Street Fund, Inc.
Harding Loevner Funds, Inc.	Westchester Capital Funds

Hennessy Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds
IronBridge Funds, Inc.

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer, Board Member	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Pzena Investment Management, LLC 120 West 45th Street, 20th Floor New York, New York 10036
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 653 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 653 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 20th day of April, 2015.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 653 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	April 20, 2015
Gail S. Duree

Donald E. O’Connor*	Trustee	April 20, 2015
Donald E. O’Connor

George Rebhan*	Trustee	April 20, 2015
George Rebhan

George T. Wofford*	Trustee	April 20, 2015
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and Chief	April 20, 2015
Joe D. Redwine	Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	April 20, 2015
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	April 20, 2015
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney